Consolidated statements of comprehensive income - EUR (€) € in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Consolidated statements of comprehensive income
Net income		€ 391,561	€ 348,562	€ 1,033,956	€ 1,733,430
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation		524,396	36,946	654,319	166,191
Gain (loss) related to cash flow hedges	[1]	107	5,964	(13,380)	18,984
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified		(55)	(1,668)	3,114	(5,382)
Other comprehensive income (loss), net of tax		524,448	41,242	644,053	179,793
Total comprehensive income		916,009	389,804	1,678,009	1,913,223
Comprehensive income attributable to noncontrolling interests		107,848	69,695	231,404	208,429
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA		€ 808,161	€ 320,109	€ 1,446,605	€ 1,704,794

[1]	Including cost of hedging in the amount of €(302) and €(1,064) respective €(424) and €(976) for the three and nine months ended September 30, 2019 and 2018.